Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,444,003	$ 5,427
Accounts receivable, less allowance for doubtful accounts of $4,031 and $7,600, respectively		1,291,975
Inventories		1,066,813
Other current assets		56,208
Deferred tax asset		396,558
Total current assets		2,816,981
Properties, plants and equipment, net	7,484,436	6,047,004
Restricted cash for reclamation bonds		74,777
Other assets		54,766
Total assets	13,437,010	8,993,528
Current liabilities:
Checks issued and payable		113,908
Deferred revenue		43,760
Accounts payable		994,940
Accrued payroll, taxes and interest		141,928
Other accrued liabilities		119,292
Payables to related parties		331,978
Long-term debt, current	(258,988)	79,631
Total current liabilities		1,825,437
Long-term debt, noncurrent	134,503	158,218
Asset retirement and accrued reclamation costs		241,500
Total liabilities		2,225,155
Stockholders' equity:
Preferred stock $0.01 par value, 10,000,000 shares authorized: Series A: no shares issued and outstanding
Series B: 750,000 shares issued and outstanding (liquidation preference $877,500)		7,500
Series C: 177,904 shares issued and outstanding (liquidation preference $97,847)		1,779
Series D: 1,751,005 shares issued and outstanding (liquidation preference and cumulative dividends of $4,714,433)		17,509
Common stock, $0.01 par vaue, 90,000,000 shares authorized; 61,786,822 and 59,349,300 shares issued and outstanding, respectively		593,492
Additional paid-in capital		25,635,129
Accumulated deficit		(19,487,036)
Total stockholders' equity		6,768,373
Total liabilities and stockholders' equity		8,993,528
Unaudited
Current assets:
Cash and cash equivalents	3,444,003
Certificates of deposit (Note 4)	242,800
Accounts receivable, less allowance for doubtful accounts of $4,031 and $7,600, respectively	456,508
Inventories	1,077,271
Other current assets	57,660
Deferred tax asset	470,869
Total current assets	5,749,111
Properties, plants and equipment, net	7,484,436
Restricted cash for reclamation bonds	74,777
Other assets	128,686
Total assets	13,437,010
Current liabilities:
Checks issued and payable
Deferred revenue
Accounts payable	829,329
Accrued payroll, taxes and interest	98,409
Other accrued liabilities	63,696
Payables to related parties	10,434
Long-term debt, current	258,988
Total current liabilities	1,260,856
Long-term debt, noncurrent	134,503
Asset retirement and accrued reclamation costs	245,520
Total liabilities	1,640,879
Stockholders' equity:
Preferred stock $0.01 par value, 10,000,000 shares authorized: Series A: no shares issued and outstanding
Series B: 750,000 shares issued and outstanding (liquidation preference $877,500)	7,500
Series C: 177,904 shares issued and outstanding (liquidation preference $97,847)	1,779
Series D: 1,751,005 shares issued and outstanding (liquidation preference and cumulative dividends of $4,714,433)	17,509
Common stock, $0.01 par vaue, 90,000,000 shares authorized; 61,786,822 and 59,349,300 shares issued and outstanding, respectively	617,868
Additional paid-in capital	30,750,974
Accumulated deficit	(19,599,499)
Total stockholders' equity	11,796,131
Total liabilities and stockholders' equity	$ 13,437,010